CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (914,615)	$ (130,788)	¥ (834,854)	¥ (1,060,022)
Total operating expenses	(2,276,321)	(325,509)	(3,079,936)	(2,958,720)
Interest income	80,859	11,563	27,008	78,410
Interest expense	(498,048)	(71,220)	(229,705)	(146,026)
Foreign exchange gain (loss)	60,147	8,601	(19,531)	(57,211)
Other income (expenses), net	191,044	27,319	(6,382)	100,363
Other loss, net	(8,984)	(1,285)	(12,946)	(32,673)
Loss before income taxes	(947,895)	(135,547)	(1,980,566)	(2,165,688)
Income tax (expense) benefit	4,203	601	1,524	(17,959)
Net loss	(936,251)	(133,882)	(1,966,680)	(2,176,340)
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(1,062,744)	(151,971)	(1,955,122)	(2,074,072)
Other comprehensive income (loss), net of tax	0		0	0
Parent Company
Operating expenses:
General and administrative expenses	(51,962)	(7,430)	(25,975)	(36,736)
Total operating expenses	(51,962)	(7,430)	(25,975)	(36,736)
Interest income	45,013	6,437	861	3,830
Interest expense	(21,630)	(3,093)	(31,048)	(28,339)
Foreign exchange gain (loss)	17,436	2,493	(2,592)	8,078
Other income (expenses), net	(44,883)	(6,418)	4,070	12,683
Other loss, net				(14,433)
Share of income (loss) of subsidiaries	(112,568)	(16,098)	1,072	62,514
Contractual interests in VIEs and VIEs' subsidiaries	(768,095)	(109,836)	(1,913,044)	(2,183,913)
Loss before income taxes	(936,689)	(133,945)	(1,966,656)	(2,176,316)
Income tax (expense) benefit	438	63	(24)	(24)
Net loss	(936,251)	(133,882)	(1,966,680)	(2,176,340)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(126,493)	(18,089)	11,558	102,268
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(1,062,744)	$ (151,971)	(1,955,122)	(2,074,072)
Other comprehensive income (loss), net of tax	¥ 0		¥ 0	¥ 0